Technology And Content Expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Technology And Content Expenses
8. TECHNOLOGY AND CONTENT EXPENSES

	2021	2020	2019
Employee-related cost	7,238	3,490	2,956
Share-based compensation expense	2,245	152	16
IT and telecommunication services	1,235	615	446
Acquisition of in-progress research and development	370	—	—
Other technology and content expenses	334	137	102

	11,422	4,394	3,520